Investment in associate (Tables)	12 Months Ended
Dec. 31, 2019
Interests In Other Entities [Abstract]
Summarized financial information in associate
Summarized financial information of Atlas (100% basis) is as follows:

Consolidated statements of financial position as at	Dec 31 2019	Dec 31 2018
Cash and cash equivalents	$50,149	$9,367
Other current assets[1]	60,709	104,742
Non-current assets	241,860	255,822
Current liabilities[1]	(28,191)	(32,022)
Other long-term liabilities, including current maturities	(138,866)	(145,359)
Net assets at 100%	$185,661	$192,550
Net assets at 63.1%	$117,152	$121,499
Long-term receivable from Atlas[1]	76,322	76,322
Investment in associate	$193,474	$197,821

Consolidated statements of income for the years ended December 31	2019	2018
Revenue[1]	$359,425	$512,214
Cost of sales and depreciation and amortization	(217,333)	(322,325)
Operating income	142,092	189,889
Finance costs, finance income and other expenses	(11,381)	(10,841)
Income tax expense	(47,957)	(64,942)
Net earnings at 100%	$82,754	$114,106
Earnings of associate at 63.1%	$52,218	$72,001
Dividends received from associate	$56,159	$63,102

[1]	Includes related party transactions between Atlas and the Company (see note 23).